Share-Based Compensation - Restricted Shares (Details)					12 Months Ended
	Jan. 04, 2019 $ / shares shares	Apr. 03, 2017 $ / shares shares	Feb. 27, 2017 $ / shares shares	Jan. 01, 2017 item $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥)
Other disclosures
Fair value of shares vested | ¥					¥ 2,742,345	¥ 38,211,775	¥ 8,826,273
Restricted shares
Other disclosures
Fair value of non-vested restricted shares vested | ¥					7,673,581
Compensation expense | ¥					¥ 9,583,596	¥ 16,943,399	¥ 21,403,150
Restricted shares | Employee
Share-Based Compensation
Vesting period				3 years
Number of Shares
Granted				50,616
Number of individuals receiving grant | item				1
Weighted Average Grant-date Fair Value
Granted | $ / shares				$ 1.47
Restricted shares | Senior management
Share-Based Compensation
Vesting period	3 years	3 years	3 years
Number of Shares
Granted	900,000	600,000	4,211,532
Weighted Average Grant-date Fair Value
Granted | $ / shares	$ 0.73	$ 1.46	$ 1.59
2014 Plan | Restricted shares
Number of Shares
Unvested, at beginning of year					1,241,352
Granted					900,000
Forfeited					(710,356)
Vested					(248,626)
Unvested, at end of year					1,182,370	1,241,352
Weighted Average Grant-date Fair Value
Unvested, at beginning of year | ¥ / shares					¥ 10.88
Granted | ¥ / shares					5.02
Forfeited | ¥ / shares					11.03
Vested | ¥ / shares					11.03
Unvested, at end of year | ¥ / shares					¥ 6.49	¥ 10.88
Other disclosures
Unrecognized compensation expense | ¥					¥ 4,206,350
Weighted average remaining period over which unrecognized compensation expense will be recognized					1 year 6 months 22 days